Annual Fund Operating Expenses - Parnassus Fixed Income Fund	May 01, 2021
Investor Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.68%	[1]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.45%	[1]

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.68% of net assets for the Parnassus Fixed Income Fund—Investor Shares and to 0.45% of net assets for the Parnassus Fixed Income Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2022 and may be continued indefinitely by the investment adviser on a year‑to‑year basis.